Apr. 28, 2026
Guardian Equity Income VIP Fund | Guardian Equity Income VIP Fund
Investment Objective
The Fund seeks a high level of current income consistent with growth of capital.
Fees and Expenses of the Fund

This table shows the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the fees and expenses shown in the table would be higher. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below. For information about these charges, fees and expenses, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.59%
Fee Waiver and/or Expense Reimbursement[1,2]	-0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.55%

[1]  Park Avenue Institutional Advisers LLC, the Fund's investment manager (the "Manager"), has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.55% of the Fund's average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees.

[2]  "Fee Waiver and/or Expense Reimbursement" and "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" have been restated to reflect the current expense limitation arrangement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This Example does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy, and would be higher if it did. The Example reflects contractual fee waivers and/or expense reimbursements only for the duration of the current commitment, if applicable.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Guardian Equity Income VIP Fund	$56	$185	$325	$734

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. As of the end of its most recent fiscal year, the Fund's portfolio turnover rate was 152% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in equity securities. Wellington Management Company LLP (the "Subadviser") uses fundamental analysis to identify securities that it believes offer above average yields, below average valuations and the potential for dividend increases in the future. The Fund invests primarily in equity securities of companies with market capitalizations above $2 billion. Fundamental analysis of a company involves the Subadviser's assessment of a variety of factors, including the company's business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. At the time of investment, every equity security in which the Fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The Fund may invest up to 20% of its net assets in the equity securities of foreign issuers and non-dollar securities or through American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance and an additional index. The Russell 1000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 1000® Value Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Annual Returns (by calendar year)

Highest Quarterly Return: 13.00% (4th Q 2022) Lowest Quarterly Return: -5.12% (3rd Q 2022)
Average Annual Total Returns (for the periods ended December 31, 2025)
Fund	Inception‡	1 Year	Since Inception
Guardian Equity Income VIP Fund	5/2/2022	14.76%	9.44%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)		17.38%	15.94%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)		15.92%	10.85%

‡  Commencement of operations.